Schedule I - Condensed Financial Information	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule I - Condensed Financial Information	Schedule I

	As of December 31,
	2020	2019
Assets:
Cash and cash equivalents	$5,432	$4,569
Other assets	102	342
Intercompany interest receivable	4,958	3,750
Intercompany note receivable	40,000	40,000
Investments in consolidated subsidiaries	77,212	158,159
Total assets	$127,704	$206,820
Liabilities and stockholders’ deficit
Liabilities
Accounts payable and accrued expenses	$13,140	$5,471
Accrued salaries and benefits	229	—
Intercompany payable	27,251	4,093
Notes payable, net of discount and deferred issuance costs	107,674	76,758
Derivative liabilities	44,810	138,561
Warrants payable	97,782	17,672
Total liabilities	290,886	242,555
Convertible Preferred stock (Series Seed A, A-1, B, C, and D), $0.0001 par value; 155,387,025 shares authorized as of December 31, 2020 and 2019; 139,444,346 shares; after reverse capitalization, shares issued and outstanding as of December 31, 2020 and 2019; aggregate liquidation preference of$470,256 as of December 31, 2020	447,747	447,747
Stockholders’ deficit:
Common stock, $0.0001 par value,351,572,668 shares authorized; 89,972,184 and88,674,206 issued; and 89,206,266 and 88,279,119; after reverse capitalization, outstanding as of December 31, 2020 and 2019, respectively	9	9
Additional paid-in capital	411,843	403,041
Accumulated deficit	(1,022,781)	(886,532)
Total stockholders’ deficit	(610,929)	(483,482)
Total liabilities, convertible preferred stock, and stockholders’ deficit	$127,704	$206,820

	Years ended December 31,
	2020	2019
Revenues:
Other income	$3,685	$3,396
Investment income, net	—	46
Total revenues	3,685	3,442
Expenses:
General and administrative expenses	4,831	79
Other expense	—	363
Total expenses	4,831	442
Loss from operations	(1,146)	3,000
Change in fair value of warrants expense	80,328	2,909
Interest expense	35,556	23,155
Amortization of notes discount	21,118	15,913
(Gain) loss on derivative	(93,751)	138,561
Equity in net losses of consolidated subsidiaries	91,995	186,199
Net loss	$(136,392)	$(363,737)

	Years ended December 31,
	2020	2019
Cash flows from operating activities:
Net loss	$(136,392)	$(363,737)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of notes discount	21,084	15,807
Stock-based compensation expense	7,078	3,301
Paid in kind interest	28,334	11,633
Change in fair value of warrants	80,110	2,836
Change in derivative liabilities	(93,751)	138,561
Amortization of warrants	218	73
Amortization of debt issuance costs	34	506
Changes in operating assets and liabilities:
Other assets	214	(391)
Accounts payable and accrued expenses	7,669	5,728
Accrued salaries and benefits	229	(169)
Intercompany interest receivable	(1,208)	(1,200)
Intercompany payable	23,158	(23,921)
Net cash used in operating activities	(63,223)	(210,973)
Cash flows from investing activities:
Investments in consolidated subsidiaries	82,047	(154,469)
Net cash provided (used in) by investing activities	82,047	(154,469)
Cash flows from financing activities:
Proceeds from issuance of convertible securities	—	343,410
Deferred financing costs	—	(363)
Payment of notes payable principal	(18,752)	(9,670)
Issuance of common stock, net of early exercise liability	1,748	601
Buyback and subsequent cancellation of common stock	(957)	—
Net cash (used in) provided by financing activities	(17,961)	333,978
Net increase (decrease) in cash and cash equivalents	863	(31,464)
Cash and cash equivalents, beginning of year	4,569	36,033
Cash and cash equivalents, end of year	$5,432	$4,569